FINANCIAL RISK MANAGEMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Foreign exchange risk, percent	10.00%	10.00%
Increase or decrease in interest rates	1.00%	1.00%
Expected gain (loss) on foreign exchange movement	$ 554,000	$ 238,000
Decrease or increase in loss	$ 182,000	$ 324